EFMT DEPOSITOR LLC abs-15g

Exhibit 99.06 - Schedule 4

Loan Number	Alt Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXXXXXXXXX	2091188	XXXXXXXXXXX	XXXXXXXXXXX	Property City	Yes	Yes